Related Party Transactions (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transactions [Line Items]
Due from related party	€ 3,800,000
Term loan	5 years
Amount due to related party	€ 2,500,000		€ 3,800,000
Repaid	116,479	€ 116,216
Amount paid for interest	107,277	0
Selling and administrative expenses	1,131,599	728,329
Stock-based compensation	€ 32,911
Percentage of margin applied	13.00%
Incurred management fees	€ 420,000	€ 508,590
Related Party [Member]
Related Party Transactions [Line Items]
Amount due to related party	€ 3,800,000
Market interest rate	6.25%
Repaid	€ 1,372,177
Loan agreement	2,427,823
Selling and administrative expenses	426,545
Salaries and benefits	€ 40,865